DERIVATIVE LIABILITIES (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Aug. 31, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Initial Derivative Liability			$ 1,077,757	$ 2,572,723
Aggregate principal amount	$ 4,456,176
Origional issue discount	15.00%
Fair value assumption expected terms			1 year	1 year
Gain (loss) related to change in fair market value of derivative liabilities		$ 28,476,039		$ (33,980,805)
Convertible debt			$ 697,602	$ 1,864,233
Fair Value Assumptions, Expected Term				3 years
Measurement Input Price Volatility [Member] | Warant [Member]
Derivative Liability, Measurement Input Percentage			75.03%	103.79%
Measurement Input Risk Free Interest Rate [Member]
Derivative Liability, Measurement Input Ratio				$ 0.17
Measurement Input Exercise Price [Member] | Revaluation [Member] | Warrants [Member]
Derivative Liability, Measurement Input Ratio			$ 5.30	0.40
Measurement Input Expected Term [Member] | Revaluation [Member] | Warrants [Member]
Derivative Liability, Measurement Input Ratio		$ 0.0332		13.90
Warrant [Member]
Shares Price			$ 17.00	$ 1.70
Warrant [Member] | Measurement Input Price Volatility [Member] | Revaluation [Member]
Derivative Liability, Measurement Input Percentage		93.05%		98.14%
Risk-free interest rate		0.07%
Warrant [Member] | Measurement Input Risk Free Interest Rate [Member]
Derivative Liability, Measurement Input Percentage			0.10%	0.16%
Warrant [Member] | Measurement Input Exercise Price [Member]
Derivative Liability, Measurement Input Ratio		$ 0.0008		$ 0.40
Maximum [Member]
Derivative Liability		$ 2,275,578	$ 0	$ 38,741,832
Shares Price			$ 40.30	$ 18.25
Fair Value Assumptions, Expected Term			10 years
Maximum [Member] | Employee Stock Options [Member]
Fair Value Assumptions, Expected Term		3 years 3 months 18 days		3 years 6 months 25 days
Maximum [Member] | Measurement Input Price Volatility [Member]
Derivative Liability, Measurement Input Percentage			98.14%	131.89%
Maximum [Member] | Measurement Input Price Volatility [Member] | Revaluation [Member]
Derivative Liability, Measurement Input Percentage		102.96%	0.00%	100.94%
Risk-free interest rate		0.35%
Maximum [Member] | Measurement Input Risk Free Interest Rate [Member]
Derivative Liability, Measurement Input Percentage			0.00%	1.62%
Maximum [Member] | Measurement Input Exercise Price [Member] | Revaluation [Member]
Derivative Liability, Measurement Input Ratio				$ 6.70
Maximum [Member] | Measurement Input Exercise Price [Member]
Derivative Liability, Measurement Input Ratio		$ 3.0900	$ 12.40	$ 0.60
Minimum [Member]
Fair Value Assumptions, Expected Term			2 years 8 months 12 days
Minimum [Member] | Employee Stock Options [Member]
Fair Value Assumptions, Expected Term		6 months		6 months